Business combinations - Summary of Assets and Liabilities Recognized as a Result of the Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 01, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 5,183			$ 5,076	$ 6,917
Work Area [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,141
Trade receivables	412
Other current assets	77
Property and equipment	58
Customer relationship	6,780
Software	310
Right-of-use assets	722
Accounts payable	(1,212)
Lease liabilities	(446)
Taxes payable	(148)
Deferred revenue	(1,297)
Loans and Financing	(8,038)
Other non-current liabilities	(588)
Deferred tax liabilities	(1,548)
Net identifiable assets acquired	(3,777)
Add: goodwill	10,707
Net assets acquired	$ 6,930	$ 119	$ 7,919